Cover	Mar. 21, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A amends the Current Report on Form 8-K filed by Cloudastructure, Inc. with the U.S. Securities and Exchange Commission on March 26, 2025.
Document Period End Date	Mar. 21, 2025
Entity File Number	001-42494
Entity Registrant Name	CLOUDASTRUCTURE, INC.
Entity Central Index Key	0001709628
Entity Tax Identification Number	87-0690564
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	228 Hamilton Road
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94301
City Area Code	(650)
Local Phone Number	644-4160
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock
Trading Symbol	CSAI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false